Equity Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Sep. 04, 2018 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Sep. 04, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Equity instruments				$ 1,056,918
Net profit		$ (180,419,837)	$ (9,166,323)	$ (280,850,619)	$ (191,144,342)
TAG Norte Holding, S. de R. L. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments	$ 826,046					$ 43,036
Net profit	$ 10,257
TAG Pipelines Sur, S. de R. L. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments		$ 245,440